Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Information of Offsetting of Financial Assets and Financial Liabilities
The following table provides information about the offsetting of financial assets and financial liabilities at March 31, 2022 and 2023. The table includes derivatives, repurchase and resale agreements, and securities lending and borrowing transactions that are subject to enforceable master netting arrangements or similar agreements irrespective of whether or not they are offset on the Group’s consolidated balance sheets.

					Amounts not offset on the balance sheet (3)
	Gross amounts recognized	Gross amounts offset on the balance sheet	Net amounts presented on the balance sheet (2)		Financial instruments (4)	Cash collateral	Net amounts

	(in billions of yen)
2022
Assets (1) :
Derivatives	9,723	—	9,723	(5)	(7,232)	(891)	1,600
Receivables under resale agreements	12,751	—	12,751	(6)	(11,437)	—	1,314
Receivables under securities borrowing transactions	2,339	—	2,339	(7)	(2,299)	—	40

Total	24,813	—	24,813		(20,968)	(891)	2,954

Liabilities (1) :
Derivatives	9,770	—	9,770	(5)	(6,716)	(1,329)	1,725
Payables under repurchase agreements	20,070	—	20,070	(6)	(19,366)	—	704
Payables under securities lending transactions	1,361	—	1,361	(7)	(1,164)	—	197

Total	31,201	—	31,201		(27,246)	(1,329)	2,626

2023
Assets (1) :
Derivatives	12,932	—	12,932	(5)	(10,476)	(821)	1,635
Receivables under resale agreements	11,695	—	11,695	(6)	(10,565)	—	1,130
Receivables under securities borrowing transactions	1,892	—	1,892	(7)	(1,866)	—	26

Total	26,519	—	26,519		(22,907)	(821)	2,791

Liabilities (1) :
Derivatives	12,896	—	12,896	(5)	(10,141)	(843)	1,912
Payables under repurchase agreements	25,737	—	25,737	(6)	(25,113)	—	624
Payables under securities lending transactions	886	—	886	(7)	(755)	—	131

Total	39,519	—	39,519		(36,009)	(843)	2,667

Notes:
(1)
Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off
or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter
(“OTC”) and
OTC-cleared
derivatives that are subject to enforceable master netting arrangements or similar agreements.

(2)	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
(3)	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
(4)	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.
(5)
The amounts of derivative assets and liabilities subject to enforceable master netting arrangements or similar agreements were ¥9,326 billion and ¥9,235 billion, respectively, at March 31, 2022, and ¥12,574 billion and ¥12,432 billion, respectively, at March 31, 2023.

(6)
The amounts of Receivables under resale agreements and Payables under repurchase agreements subject to enforceable industry standard master repurchase agreements with netting terms were ¥11,537 billion and ¥19,505 billion, respectively, at March 31, 2022, and ¥10,587 billion and ¥25,147 billion
,
respectively, at March 31, 2023.

(7)
The amounts of Receivables under securities borrowing transactions and Payables under securities lending transactions subject to enforceable industry standard master lending agreements with netting terms were ¥2,339 billion and ¥1,172 billion, respectively, at March 31, 2022, and ¥1,892 billion and ¥758 billion
,
respectively, at March 31, 2023.